Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Notes to Financial Statements
Future minimum lease payments
Year ending March 31:

2013	$8,610

$8,610

Year ending March 31:

2013	$11,839

$11,839